Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue, net	$ 460,005	$ 697	$ 466,953	$ 128,690	$ 133,202	$ 96,584
Cost of revenue	296,093	155	298,314	59,303	51,789	62,978
Gross profit	163,912	542	168,639	69,387	81,413	33,606
Operating expenses:
Selling, general and administrative expenses	814,904	1,170,355	2,830,308	4,369,233	5,889,024	2,882,376
Other operating expenses	59,000	46,457	172,137	152,273	214,410	237,047
Total operating expenses	873,904	1,216,812	3,002,445	4,521,506	6,103,434	3,119,423
LOSS FROM OPERATION	(709,992)	(1,216,270)	(2,833,806)	(4,452,119)	(6,022,021)	(3,085,817)
Other income (expense):
Interest expense		(1,343)		(102,703)	(102,703)	(176,483)
Rental income		4,100		38,200	38,200	68,200
Gain from insurance claims				481,513	481,513
Unrealized foreign exchange gain	24,617	43,808	276,351	320,488	582,034
Gain on disposal of property, plant and equipment		2,488		163,644	164,624
Gain on forgiveness of debts	162,266		162,266
Interest income	9,666	21,533	21,489	60,342	70,650	1,112
Other income (expense)	374	(696)	7,000	4,641	4,690	5,326
Total other income, net	196,923	69,890	467,106	966,125	1,239,008	(101,845)
LOSS BEFORE INCOME TAXES	(513,069)	(1,146,380)	(2,366,700)	(3,485,994)	(4,783,013)	(3,187,662)
Income tax expense						(112)
NET LOSS	(513,069)	(1,146,380)	(2,366,700)	(3,485,994)	(4,783,013)	(3,187,774)
Net loss attributable to non-controlling interest	(9)	(9)	(2,709)	(36)	(36)
Net loss attributable to Verde Resources Inc., shareholders	(513,060)	(1,146,371)	(2,363,991)	(3,485,958)	(4,782,977)	(3,187,774)
Net (loss) income attributable to non-controlling interest	(513,069)	(1,146,380)	(2,366,700)	(3,485,994)	(4,783,013)	(3,187,774)
Foreign currency adjustment loss	(13,899)	(9,717)	(61,560)	(48,739)	(88,903)	7,286
COMPREHENSIVE LOSS	$ (526,968)	$ (1,156,097)	$ (2,428,260)	$ (3,534,733)	$ (4,871,916)	$ (3,180,488)
Net loss per share,basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Net loss per share,diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Weighted average common stock outstanding, basic	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780
Weighted average common stock outstanding, diluted	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780